Goodwin Procter LLP Counselors at Law 135 Commonwealth Drive Menlo Park, CA 94025 T: 650.752.3100 F: 650.853.1038

August 23, 2012

CERTAIN PORTIONS OF THIS LETTER HAVE BEEN OMITTED FROM THE VERSION FILED VIA EDGAR. CONFIDENTIAL TREATMENT HAS BEEN REQUESTED WITH RESPECT TO THE OMITTED PORTIONS PURSUANT TO 17 CFR 200.83. INFORMATION THAT WAS OMITTED IN THE EDGAR VERSION HAS BEEN NOTED IN THIS LETTER WITH A PLACEHOLDER IDENTIFIED BY THE MARK “[**]”.

VIA EDGAR

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Amit Pande

Todd Schiffman

Erin Purnell

Christian Windsor

Paul Cline

John Nolan

Re:	Xoom Corporation
Amendment No. 1 to Confidential Draft Registration Statement on Form S-1 Submitted August 1, 2012
CIK No. 0001315657

Ladies and Gentlemen:

This letter is submitted on behalf of Xoom Corporation (the “Company”) in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) with respect to the above referenced Confidential Draft Registration Statement on Form S-1 (the “Registration Statement”), as set forth in your letter dated August 15, 2012 addressed to John Kunze, President and Chief Executive Officer of the Company (the “Comment Letter”). The Company is concurrently submitting a revised draft of the Registration Statement (the “Revised Registration Statement”), including changes that respond to the Staff’s comments.

For reference purposes, the text of the Comment Letter has been reproduced herein with responses below each numbered comment. For your convenience, we have italicized the reproduced Staff comments from the Comment Letter. Unless otherwise indicated, page references in the descriptions of the Staff’s comments refer to the Registration Statement, and page references in the responses refer to the Revised Registration Statement. All capitalized terms used and not otherwise defined herein shall have the meanings set forth in the Revised Registration Statement.

Please note that we have identified certain statements in response 8 in this letter and in the accompanying supplemental materials for which we intend to request confidential treatment upon the first public filing of the Registration Statement. We have identified such statements in this letter with brackets and asterisks and an accompanying footnote, and we have marked such information in the accompanying supplemental materials as “Confidential.”

Prospectus Summary

Company Overview, page 1

1.	We note that you have delivered supplemental materials to the staff in connection with your response to comment 5 of our letter dated July 25, 2012. Please either submit a request for confidential treatment of these materials pursuant to Rule 83, or file the supplemental materials as correspondence on EDGAR when you publicly file the registration statement.

RESPONSE: The Company advises the Staff that it supplementally provided the materials to the Staff in response to comment 5 of the Staff’s letter dated July 25, 2012 and does not intend to file such materials as correspondence on EDGAR. The Company will seek confidential treatment pursuant to Rule 83 for certain materials that are not publicly available and contain sensitive information. As such, the Company will supplementally resubmit those materials with the Rule 83 legend on the appropriate pages with this response letter. The remaining materials previously submitted by the Company are publicly available and the Company acknowledges that such materials are subject to a FOIA request by the public.

2.	We note your revisions made in response to prior comment 6 of our letter dated July 25, 2012. In order to provide investors with a balanced view of your history of growth and the challenges you face, please briefly discuss the reasons for the losses, including higher selling expenses or other investments you made in “growing your revenue.”

RESPONSE: In response to the Staff’s comment, the Company has revised pages 2 and 78 of the Revised Registration Statement to clarify that the losses primarily resulted from long-term investments in our service innovation, solutions and marketing programs to increase brand awareness.

The Offering

Registration Rights, page 6

3.	We note your response to comment 9 of our letter dated July 25, 2012 with respect to our request that you revise to state how many shares of common stock will be subject to registration rights after the closing of the offering. Revise this section to disclose the total number of common shares, including converted preferred shares (when the ratio is known), that will have registration rights after the offering. For the shares excluded from the total, please explain why you have excluded those shares.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 6 and 115 of the Revised Registration Statement to include the total number of shares of common stock, including converted preferred shares, subject to registration rights after the closing of the offering.

4.	We note your response to comment 10 of our letter dated July 25, 2012. Please confirm that you will include the exact ratio of the reverse stock split in a pre-effective amendment to the registration statement.

RESPONSE: The Company acknowledges the Staff’s comment and will include the exact ratio of the reverse stock split in a pre-effective amendment to the Registration Statement.

Risk Factors

5.	We note your disclosure on page 78 you have little recourse for ACH reversals due to criminal fraud. Please provide appropriate risk factor disclosure regarding this risk.

RESPONSE: In response to the Staff’s comment, the Company has revised the risk factor on page 18 of the Revised Registration Statement to clarify that the Company has little recourse if it processes a criminally fraudulent transaction.

We are an “emerging growth company” and we cannot be certain...,page 31

6.	We note your response to comment 13 of our letter dated July 25, 2012. Please revise to further explain to investors that they may be impacted not only as a result of market perceptions of emerging growth companies, but also as a result of the reduced amount of disclosure that emerging growth companies, including Xoom, must provide.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 31-32 of the Revised Registration Statement to illustrate that investors may be impacted by the reduced disclosure that the Company, as an “emerging growth company,” will provide.

Capitalization, page 45

7.	We note your response to comment 17 of our letter dated July 25, 2012 that you are conducting the automatic conversion pursuant to the terms of your certificate of incorporation as currently in effect. Please revise to add a description of the provision that requires such conversion.

RESPONSE: In response to the Staff’s comment, the Company has revised page 114 of the Revised Registration Statement to describe the terms of the automatic conversion of preferred stock to common stock based on the Company’s certificate of incorporation, as currently in effect. The Company advises the Staff that such automatic conversion will occur immediately prior to the closing of a firm commitment underwritten initial public offering of the Company’s common stock that results in aggregate net proceeds of at least $20,000,000 with no further requirements to trigger such automatic conversion.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Key Metrics

Active Customers, page 53

8.	In your response to prior comment 22 or our letter dated July 25, 2012, you state that any customer, including a new customer, who has a transaction during the prior 12 month period is an “active customer.” You go on to state that your “active customers average more than two transactions per quarter.” Please tell us, with a view towards improved disclosure, the actual number of transactions per active customer per quarter and clarify whether your data accounts for groups of customers who have high transaction volumes compared to less frequent users of your service. For instance, please explain whether your data accounts for customers who use your service weekly compared to less frequent users.

In response to the Staff’s comment, the graph below illustrates the number of transactions sent by active customers for the six quarters ended June 30, 2012. [**] As a reminder, the Company defines an active customer as someone who has sent at least one transaction during the prior twelve months. The Company has chosen trailing twelve months to define active customers because certain customers send money transfers once or twice per year tied to certain events like Mother’s Day or Christmas.

In response to the Staff’s comment, the Company has revised pages 53 and 77 of the Revised Registration Statement to delete the statement “active customers average more than two transactions per quarter.” While the Company believes the statement is accurate, the Company does not believe it is needed for an investor to understand its business.

Liquidity and Capital Resources, page 63

9.	We note your revised disclosure in response to comment 27 of our letter dated July 25, 2012. However, as you note in your risk factor disclosure, your period end balances may not reflect your average liquidity, due to your need to provide additional liquidity during weekends and holiday periods. Please revise this section so that you present investors with analysis that explains the amount that period end balances have varied from your average cash position.

RESPONSE: In response to the Staff’s comment, the Company has revised page 64 of the Revised Registration Statement to present an example of how period end balances vary from the Company’s average cash position.

Common Stock Valuations, page 69

10.	Please tell us what industry peers you looked to in determining the value of your common stock. Also, tell us what the market multiples of your peers were and how you extrapolated them to your common stock.

RESPONSE: The Company selected its comparable publicly traded companies by analyzing various factors, including industry similarity, customer acquisition strategy, company size, company lifecycle stage, anticipated growth rate, projected revenue, availability of adequate financial data, ability to replicate and scale in other geographic markets and whether or not they had an actively traded stock price. In response to the Staff’s comment, the Company has provided further information about the market multiples of comparable publicly traded companies as of the valuation dates below.

February 28, 2011 Valuation Date: The Company did not apply market multiples of comparable publicly traded companies as of this valuation date.

December 31, 2011 Valuation Date: The peer companies used were money transfer companies: Euronet Worldwide, Inc., Moneygram International, Inc. and The Western Union Company. The revenue multiples for these companies based on results for the Last Twelve Months (“LTM”) ranged from 0.95 to 2.33, with the mean and median equal to 1.54 and 1.35, respectively. After analyzing analysts’ estimates of these companies’ forecasted revenues, the Company calculated the Market Value of Invested Capital (“MVIC”)/Revenue multiples based on estimated revenue for fiscal years 2011 and 2012. The MVIC/Revenue multiples ranged from 0.92 to 2.30, with the mean and median equal to 1.52 and 1.33, respectively, based on estimated fiscal year 2011 results and ranged from 0.83 to 2.14 with the mean and median equal to 1.40 and 1.24, respectively, based on estimated fiscal year 2012 results.

The market approach applied multiples of 3.50 and 4.00 to the Company’s preliminary 2011 revenue, multiples between 2.00 and 2.25 to the Company’s projected 2012 revenue and multiples between 1.25 and 1.50 to the Company’s projected 2013 revenue for the purpose of estimating a value. The selected multiples are above or at the high end of the comparable companies’ ranges and reflect the Company’s stronger revenue and earnings growth potential as compared to the comparable publicly traded companies.

April 30, 2012 Valuation Date: The same entities were used as the prior valuation date and the Company added certain comparable consumer Internet entities: Bankrate, Inc.; Groupon, Inc.; LinkedIn Corporation; Netflix, Inc.; OpenTable, Inc.; Zillow, Inc. and Zynga Inc. The multiples for the money transfer companies based on the LTM ranged from 1.05 to 2.41, with the mean and median equal to 1.56 and 1.21, respectively. The multiples for the consumer Internet companies based on the LTM ranged from 1.21 to 20.16, with the mean and median equal to 7.62 and 5.49, respectively. After analyzing analysts’ estimates of the comparable companies’ forecasted revenue, the Company calculated the MVIC/Revenue multiples based on estimated revenue for fiscal years 2012 and 2013. The MVIC/Revenue multiples for the money transfer companies ranged from 0.98 to 2.32, with the mean and median equal to 1.49 and 1.15, respectively, based on estimated fiscal year 2012 results and ranged from 0.91 to 2.21, with the mean and median equal to 1.40 and 1.06, respectively, based on estimated fiscal year 2013 results.

The MVIC/Revenue multiples for the consumer Internet companies ranged from 1.11 to 12.18, with the mean and median equal to 5.52 and 4.57, respectively, based on estimated fiscal year 2012 results and ranged from 0.95 to 8.10, with the mean and median equal to 4.12 and 3.85, respectively, based on estimated fiscal year 2013 results.

The market approach applied multiples between 5.00 and 5.50 to the Company’s LTM ending March 31, 2012 revenue, applied forward multiples between 3.00 and 3.25 to the Company’s projected 2012 revenue and applied forward multiples between 2.00 and 2.25 to the Company’s projected 2013 revenue. The selected multiples are consistent with the money transfer and consumer Internet companies’ ranges. The money transfer companies have lower revenue multiples reflecting their lower projected growth rates. The consumer Internet companies have, as a group, higher mean and median revenue multiples than those applied to the Company. Multiples in the middle of the overall range were selected to reflect the higher expected growth of the Company relative to the money transfer companies, offset by the fact that the Company has not achieved profitability while many of the comparable publicly traded companies are currently profitable.

July 15, 2012 Valuation Date: The same entities were used as the prior valuation date. The multiples for the money transfer companies based on the LTM ranged from 0.87 to 2.23, with the mean and median equal to 1.42 and 1.15, respectively. The multiples for the consumer Internet companies based on the LTM ranged from 1.28 to 16.68, with the mean and median equal to 6.63 and 4.05, respectively. After analyzing analysts’ estimates of the comparable companies’ forecasted revenue, we calculated the MVIC/Revenue multiples based on estimated revenue for fiscal years 2012 and 2013. The MVIC/Revenue multiples for the money transfer companies ranged from 0.82 to 2.14, with the mean and median equal to 1.35 and 1.09, respectively, based on estimated fiscal year 2012 results and ranged from 0.76 to 2.04, with the mean and median equal to 1.27 and 1.00, respectively, based on estimated fiscal year 2013 results. The MVIC/Revenue multiples for the consumer Internet companies ranged from 1.19 to 11.33, with the mean and median equal to 4.93 and 3.42, respectively, based on estimated fiscal year 2012 results and ranged from 1.02 to 7.61, with the mean and median equal to 3.65 and 2.86, respectively, based on estimated fiscal year 2013 results.

The market approach applied multiples between 5.00 and 5.50 to the Company’s LTM ending June 30, 2012 revenue, applied forward multiples between 3.00 and 3.25 to the Company’s projected 2012 revenue and applied forward multiples between 2.00 and 2.25 to the Company’s projected 2013 revenue. Similar to the prior valuation date, the money transfer companies have lower revenue multiples reflecting their lower projected growth rates. The consumer Internet companies have, as a group, higher mean and median revenue multiples than those applied to the Company. Multiples in the middle of the overall range were selected to reflect the higher expected growth of the Company relative to the money transfer companies offset by the fact that the Company has not achieved profitability while many of the comparable publicly traded companies are currently profitable.

11.	Please revise to disclose how you incorporated a terminal value into your discounted cash flow analysis used under the income approach.

RESPONSE: In response to the Staff’s comment, the Company has provided supplemental information regarding terminal value as of the most recent valuation dates listed below and revised page 70 of the Revised Registration Statement.

February 28, 2011 Valuation Date: The terminal value was calculated to estimate the value of the Company’s business beyond the forecast period. The terminal value was estimated by applying a multiple of 7 to a terminal year of 2015’s earnings before interest, taxes, depreciation and amortization (“EBITDA”). This multiple is consistent with the ranges observed in a review of comparable publicly traded companies’ multiples.

December 31, 2011 Valuation Date: The terminal value was calculated to estimate the value of the Company’s business beyond the forecast period. The terminal value was estimated by applying a multiple of 6 to a terminal year of 2016’s EBITDA. This multiple is consistent with the ranges used by comparable publicly traded companies.

April 30, 2012 Valuation Date: The terminal value was estimated by applying a multiple of 7 to the terminal year of 2016’s EBITDA. This multiple is slightly higher than in the December 31, 2011 valuation analysis to reflect the continued success of the Company in growing revenues, the acceleration of projected profitability, higher expected future growth and the increased multiples used by comparable publicly traded companies.

July 15, 2012 Valuation Date: The terminal value was estimated by applying a multiple of 7 to the terminal year of 2018’s EBITDA, which is the same multiple used in the prior valuation date. As a group, the comparable publicly traded companies’ multiples were lower as of this valuation date. However, other than a slightly lower ramp to a similar level of profitability relative to the projection in the prior valuation date, there were no significant changes in the Company’s business as it continued to execute on its operating plan.

12.	Please revise to clarify why the PWERM approach does not capture a marketability discount such that a one is required to be applied to the fair value determined under that approach.

RESPONSE: In response to the Staff’s comment, the Company has revised page 71 to delete the sentence because the Company believes the original statement is misleading because the Discount for Lack of Marketability (“DLOM”) is applied in a private company scenario. As discussed, under the PWERM valuation there are three scenarios that are weighted based on probability: IPO, merger or acquisition and remaining a private company. DLOM does not apply in the IPO scenario, where most of the valuation is currently weighted.

Business

Company Overview, page 75

13.	We note your response to prior comment 7 of our letter dated July 25, 2012 with respect to the fees that you charge your customers. In order for investors to better appreciate the revenues generated based upon your transaction volume, please revise this section to disclose, for each of the countries that you have identified as significant recipient countries (specifically India, Mexico and the Philippines), the fees charged for each type of funding source, disbursement currency and transaction size.

RESPONSE: In response to the Staff’s comment, the Company has revised page 77 of the Revised Registration Statement to provide the fees charged for each type of funding source and transaction size for India, Mexico and the Philippines.

14.	We note your response to comment 33 of our letter dated July 25, 2012. Please revise to provide a breakdown of the revenues generated from your major foreign markets and to show how such revenues in each significant foreign market compare to your revenues overall. Please refer to Item 101(d)(i)(c) of Regulation S-K.

RESPONSE: In response to the Staff’s comment, the Company supplementally advises the Staff that the Company has no operations outside of the United States, the Company does not have any long-lived assets outside of the United States and none of its revenue is currently generated outside the United States. The Company’s headquarters, and only office, is in the United States. All money transfers from which the Company generates revenue are funded from United States-based bank and credit/debit card accounts. In addition, all of the Company’s marketing and other customer acquisition efforts are focused on attracting and retaining customers that initiate money transfers from within the United States.

The Company further advises the Staff that if and when the Company (i) obtains significant long-lived assets outside of the United States or (ii) establishes the capability for customers to initiate money transfers from origination markets other than the United States or revenue otherwise attributable to any foreign country becomes significant, the Company will re-consider the need to add the disclosure required by Item 101(d) of Regulation S-K.

Our Competitive Strengths, page 80

15.	We note that you set your foreign exchange rates daily based on your average per-transaction revenue targets. We note also that you state on page 2 that your target spreads range from 1% to 3% of a transaction’s principal send amount. Please revise to more fully describe how the rates are calculated to reflect your revenue targets. Include specific examples in your revised disclosure. Make conforming changes to your summary disclosure on page 3 based upon your response.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 3 and 81 of the Revised Registration Statement to more fully describe how the rates are calculated.

Regulation, page 85

16.	We note your response to comment 37 of our letter dated July 25, 2012. In order for investors to better understand the impact of the MTSS rules and the new reporting regime, please revise your disclosure to discuss the cost of the new regime and management’s view of the impact of the regime on your ability to operate in India at your current levels.

RESPONSE: The Company advises the Staff that the Money Transfer Service Scheme (“MTSS”) has been in effect for over 10 years, and that the Company has been licensed and regulated pursuant to MTSS since it acquired its subsidiary in 2004. As with all regulatory schemes, including those in effect in the United States, MTSS is updated and modified from time to time. The Company estimates that its costs to comply with some of the newer requirements promulgated under MTSS, such as the relatively recent requirement that the Company file reports relating to suspicious transactions (as discussed on page 33 of the Revised Registration Statement), will be consistent with similar requirements prescribed under U.S. law. We have attempted to enumerate the various risks to our business stemming from regulations generally, and Indian regulations in particular, in the risk factors found on pages 15, 27, 33, 34 and 35 of the Revised Registration Statement.

Consolidated Financial Statements, page F-1

17.	Please revise the face of the consolidated balance sheets to disclose that accounts receivable are reported net of a valuation allowance.

RESPONSE: The Company believes the Staff’s comment relates to the reserve for transaction losses. As described on page F-9 of the Revised Registration Statement, the reserve is included in accounts payable and accrued expenses. The Company believes this classification is appropriate as these losses are not directly associated with any amounts recorded as customer funds receivable on the balance sheet.

Alternatively, if the Staff’s comment relates to the customer funds receivable balance, as noted on page F-11 of the Revised Registration Statement, this represents customer payments that are due from the Company’s payment processors. There is no associated valuation allowance recorded against this balance as historical losses have not been material.

If the Staff needs any additional information or has any further questions, please do not hesitate to contact the undersigned at (650) 752-3139.

Respectfully submitted,

/s/ Richard A. Kline

Richard A. Kline

Enclosures

cc:	John Kunze, President and Chief Executive Officer, Xoom Corporation
Christopher G. Ferro, General Counsel, Xoom Corporation
Anthony McCusker, Partner, Goodwin Procter LLP
Douglas D. Smith, Partner, Gibson, Dunn & Crutcher LLP
Stewart L. McDowell, Partner, Gibson, Dunn & Crutcher LLP